Income Taxes (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Effective federal statutory rate	34.00%
Gross tax-effected unrealized net operating loss carryforwards	$ 1,100
Federal [Member]
Net operating loss carryforwards	$ 119,100
Net operating loss carryforwards expired	2023 through 2035
Research and development tax credit carryforwards	$ 3,188
Research and development tax credit carryforwards expired	2023 through 2035
State [Member]
Net operating loss carryforwards	$ 93,200
Net operating loss carryforwards expired	2015 through 2035
Research and development tax credit carryforwards	$ 3,353